Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 268,065	¥ 294,069
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	181,454	312,574
Right-of-use assets decreased (increased) due to operating lease modifications: Operating leases	¥ 26,840	55,391
Right-of-use assets decreased due to disposal of subsidiary: Operating Leases		¥ 80,923